INCOME FROM CONTRACTS WITH CUSTOMERS - Income and Cost for Goods and Services (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income From Contract With Customers [Line Items]
Others operating income	$ 139,575	$ 182,594	$ 136,379
Total income from sales of good and services	9,156,588	8,126,014	5,792,850
Cost of sales	(5,041,089)	(3,812,993)	(3,408,808)
Allowance for impairment of loans and receivables	(43,401)	(21,829)	(22,239)
General and administrative expenses	(659,262)	(645,690)	(668,616)
Personnel expenses	(555,038)	(499,750)	(481,892)
Amortization	(267,808)	(317,035)	(300,325)
Depreciation	(98,963)	(100,388)	(79,981)
Depreciation right of use assets	(30,425)
Bonus payments	(36,300)	(34,503)	(34,436)
Commissions and fees expenses	(30,885)	(32,876)	(24,361)
Donations expenses	(14,704)	(14,320)	(12,604)
Labor severances	(3,902)	(2,718)	(2,565)
Total costs for goods and services	(6,781,777)	(5,482,102)	(5,035,827)
Gross profit from sales of goods and services	2,374,811	2,643,912	757,023
Energy And Gas E & G
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	4,524,903	3,411,674	2,908,292
Infrastructure
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	3,783,534	3,826,101	2,290,786
Hotels
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	366,835	332,749	236,760
Agro
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	135,928	133,095	87,800
Others Services
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	$ 205,813	$ 239,801	$ 132,833